Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Description of Business
Description of Business

1.    Description of Business

DoubleVerify is a software platform for digital media measurement, data and analytics. The Company’s solutions provide advertisers with a single measure of digital ad quality and effectiveness, the DV Authentic Ad, which ensures that a digital ad was delivered in a brand-safe environment, fully viewable, by a real person and in the intended geography. The Company’s software interface, DV Pinnacle, provides customers with access to data on all of their digital ads and enables them to make changes to their ad strategies on a real-time basis. The Company’s software solutions are integrated across the entire digital advertising ecosystem, including programmatic platforms, Connected TV (“CTV”), social media channels and digital publishers. The Company’s solutions are accredited by the Media Rating Council, which allows the Company’s data to be used as a single-source standard in the evaluation and measurement of digital ads.

The Company was incorporated on August 16, 2017, is registered in the state of Delaware and is the parent company of DoubleVerify Midco, Inc. (“MidCo”), which is in turn the parent company of DoubleVerify Inc. On August 18, 2017, DoubleVerify Inc. entered into an agreement and plan of merger (the “Agreement”), whereby the Company, formerly known as Pixel Group Holdings, Inc. and Pixel Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of the Company, agreed to provide for the merger of the Merger Sub with DoubleVerify Inc. pursuant to the terms and conditions of the Agreement.

On the effective date, Merger Sub was merged with and into DoubleVerify Inc. whereupon the separate corporate existence of Merger Sub ceased and DoubleVerify Inc. continued as the surviving corporation.

Through the merger, the Company acquired 100% of the outstanding equity instruments of DoubleVerify Inc. resulting in a change of control at the parent level. The merger resulted in the application of acquisition accounting under the provisions of Financial Accounting Standards Board (“FASB”) Topic Accounting Standards Codification (“ASC”) 805, Business Combinations.

The Company has wholly owned subsidiaries in numerous jurisdictions including Israel, the United Kingdom, Germany, Singapore, Australia, Canada, Brazil, Belgium, Mexico, France, Japan, Spain, and Finland, and operates in one reportable segment.

On April 23, 2021, the Company completed an initial public offering of its common stock (“IPO”). See Footnote 12, Stockholders’ Equity.

1. Description of Business

DoubleVerify Holdings, Inc. (the “Company”) is a software platform for digital media measurement, data and analytics. The Company’s solutions provide advertisers with a single measure of digital ad quality and effectiveness, the Authentic Ad, which ensures that a digital ad was delivered in a brand-safe environment, fully viewable, by a real person and in the intended geography. The Company’s software interface, Pinnacle, provides customers with access to data on all of their digital ads and enables them to make changes to their ad strategies on a real-time basis. The Company’s software solutions are integrated across the entire digital advertising ecosystem, including programmatic platforms, social media channels and digital publishers. The Company’s solutions are accredited by the Media Rating Council, which allows the Company’s data to be used as a single-source standard in the evaluation and measurement of digital ads.

The Company was incorporated on August 16, 2017, is registered in the state of Delaware and is the parent company of DoubleVerify Midco, Inc. (“MidCo”), which is in turn the parent company of DoubleVerify Inc. (“DoubleVerify”). On August 18, 2017, DoubleVerify entered into an agreement and plan of merger (the “Agreement”), whereby the Company, formerly known as Pixel Group Holdings, Inc. (the “Ultimate Parent”) and Pixel Merger Sub, Inc. (“Merger Sub”), a wholly-owned subsidiary of the Company, agreed to provide for the merger of the Merger Sub with DoubleVerify pursuant to the terms and conditions of the Agreement.

On the effective date, Merger Sub was merged with and into DoubleVerify whereupon the separate corporate existence of Merger Sub ceased and DoubleVerify continued as the surviving corporation.

Through the merger, the Company acquired 100% of the outstanding equity instruments of DoubleVerify (the “Acquisition”) resulting in a change of control at the parent level. The merger resulted in the application of acquisition accounting under the provisions of Financial Accounting Standards Board (“FASB”) Topic Accounting Standards Codification (“ASC”) 805, “Business Combinations.”

The Company has wholly-owned subsidiaries in numerous jurisdictions including Israel, the United Kingdom, Germany, Singapore, Australia, Canada, Brazil, Belgium, Mexico, France, Japan, Spain, and Finland, and operates in one reportable segment.

Since January 2020, an outbreak of the 2019 novel coronavirus (“COVID-19”) has evolved into a worldwide pandemic. The Company has modified operations in line with business continuity plans. As a result of the pandemic, the Company has temporarily closed offices globally, including the corporate headquarters in New York, and is operating with nearly all staff working remotely. The pandemic has resulted in market disruptions and a global economic slowdown, which has materially impacted demand for a broad variety of goods and services, and is also disrupting sales channels and marketing activities. The duration of such disruptions is highly uncertain and cannot be predicted. While COVID-19 has not had a significant impact on the Company’s results from operations to date, to the extent that demand for digital advertising declines, the Company’s results and financial condition may be materially and adversely impacted.